SCHEDULE OF RSU GRANTS (Details)						12 Months Ended
	Dec. 31, 2025 shares	Nov. 03, 2025 shares $ / shares	Aug. 07, 2025 shares $ / shares	Jul. 04, 2025 shares $ / shares	Jun. 27, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of restricted share units						24,636,364
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Grant price | $ / shares		$ 6.60	$ 5.42	$ 5.53	$ 5.19	$ 5.45
Number of restricted share units	3,183,038	84,489	3,005,009	21,200	72,340	3,183,038